Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 30, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of DWS Large Cap Value Fund, DWS Strategic Value Fund, DWS Dreman Mid Cap Value Fund and DWS Dreman Small Cap Value Fund (the “Funds”), each a series of DWS Value Series, Inc. (the “Corporation”) (Reg. Nos 033-18477, 811-05385)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 61 to the Funds’ Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Funds have designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2012.  No fees are required in connection with this filing.

The purpose of the Amendment is to reflect a prospective change to DWS Strategic Value Fund’s 80% non-fundamental policy of investing in equity securities in connection with changing the name of the Fund to DWS Equity Dividend Fund.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on February 28, 2011 in Post-Effective Amendment No. 59 for the Funds.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3557.

Very truly yours,

/s/Thomas Connors

Thomas Connors
Director and Senior Counsel

cc:           John Marten, Esq., Vedder Price